Offerings	Sep. 01, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	(a) The registrant is registering hereby such indeterminate number or amount, as the case may be, of the securities of each identified class as may from time to time be offered and sold at indeterminate prices. This registration statement also covers an indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the registrant. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. (b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the entire registration fee. Any subsequent registration fees will be paid on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01381%
Offering Note	See note 1(a) See note 1(b)
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See note 1(a) See note 1(b)
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	(a) See note 1(a) (b) See note 1(b) (c) Units may be issued under a unit agreement and will consist of common stock, preferred stock, and/or warrants for the purchase of common stock and/or preferred stock in any combination.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt securities
Fee Rate	0.01381%
Offering Note	See note 1(a) See note 1(b)